Annual Fund Operating Expenses	Jul. 25, 2025
T. Rowe Price Retirement Blend 2005 Fund - Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.34%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.34%
T. Rowe Price Retirement Blend 2005 Fund - I Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.19%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.19%
T. Rowe Price Retirement Blend 2010 Fund - Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.34%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.34%
T. Rowe Price Retirement Blend 2010 Fund - I Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.19%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.19%
T. Rowe Price Retirement Blend 2015 Fund - Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.34%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.34%
T. Rowe Price Retirement Blend 2015 Fund - I Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.19%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.19%
T. Rowe Price Retirement Blend 2020 Fund - Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%	[1]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.35%
T. Rowe Price Retirement Blend 2020 Fund - I Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%	[1]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.20%
T. Rowe Price Retirement Blend 2025 Fund - Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.37%	[2]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.37%
T. Rowe Price Retirement Blend 2025 Fund - I Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.21%	[2]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.21%
T. Rowe Price Retirement Blend 2030 Fund - Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%	[3]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.38%
T. Rowe Price Retirement Blend 2030 Fund - I Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.22%	[3]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.22%
T. Rowe Price Retirement Blend 2035 Fund - Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%	[4]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.40%
T. Rowe Price Retirement Blend 2035 Fund - I Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.23%	[4]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.23%
T. Rowe Price Retirement Blend 2040 Fund - Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.41%	[5]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.41%
T. Rowe Price Retirement Blend 2040 Fund - I Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.24%	[5]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.24%
T. Rowe Price Retirement Blend 2045 Fund - Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.41%	[6]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.41%
T. Rowe Price Retirement Blend 2045 Fund - I Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.24%	[6]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.24%
T. Rowe Price Retirement Blend 2050 Fund - Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.43%	[7]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.43%
T. Rowe Price Retirement Blend 2050 Fund - I Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%	[7]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.25%
T. Rowe Price Retirement Blend 2055 Fund - Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.43%	[8]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.43%
T. Rowe Price Retirement Blend 2055 Fund - I Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%	[8]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.25%
T. Rowe Price Retirement Blend 2060 Fund - Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.44%	[9]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.44%
T. Rowe Price Retirement Blend 2060 Fund - I Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.26%	[9]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.26%
T. Rowe Price Retirement Blend 2065 Fund - Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.44%	[10]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.44%
T. Rowe Price Retirement Blend 2065 Fund - I Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.26%	[10]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.26%
T. Rowe Price Retirement Blend 2070 Fund-Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.44%	[11]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.44%
T. Rowe Price Retirement Blend 2070 Fund-I Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.26%	[11]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.26%

[1]	The management fee will decline over time in accordance with a predetermined contractual fee schedule, which is set forth under “The Management Fee” in section 2 of the fund’s prospectus, with any annual decrease occurring after the end of the fund’s fiscal year. The fee schedule can only be changed with approval by the fund’s Board of Directors, and, if required by SEC rules, the fund’s shareholders.
[2]	The management fee will decline over time in accordance with a predetermined contractual fee schedule, which is set forth under “The Management Fee” in section 2 of the fund’s prospectus, with any annual decrease occurring after the end of the fund’s fiscal year. The fee schedule can only be changed with approval by the fund’s Board of Directors, and, if required by SEC rules, the fund’s shareholders.
[3]	The management fee will decline over time in accordance with a predetermined contractual fee schedule, which is set forth under “The Management Fee” in section 2 of the fund’s prospectus, with any annual decrease occurring after the end of the fund’s fiscal year. The fee schedule can only be changed with approval by the fund’s Board of Directors, and, if required by SEC rules, the fund’s shareholders.
[4]	The management fee will decline over time in accordance with a predetermined contractual fee schedule, which is set forth under “The Management Fee” in section 2 of the fund’s prospectus, with any annual decrease occurring after the end of the fund’s fiscal year. The fee schedule can only be changed with approval by the fund’s Board of Directors, and, if required by SEC rules, the fund’s shareholders.
[5]	The management fee will decline over time in accordance with a predetermined contractual fee schedule, which is set forth under “The Management Fee” in section 2 of the fund’s prospectus, with any annual decrease occurring after the end of the fund’s fiscal year. The fee schedule can only be changed with approval by the fund’s Board of Directors, and, if required by SEC rules, the fund’s shareholders.
[6]	The management fee will decline over time in accordance with a predetermined contractual fee schedule, which is set forth under “The Management Fee” in section 2 of the fund’s prospectus, with any annual decrease occurring after the end of the fund’s fiscal year. The fee schedule can only be changed with approval by the fund’s Board of Directors, and, if required by SEC rules, the fund’s shareholders.
[7]	The management fee will decline over time in accordance with a predetermined contractual fee schedule, which is set forth under “The Management Fee” in section 2 of the fund’s prospectus, with any annual decrease occurring after the end of the fund’s fiscal year. The fee schedule can only be changed with approval by the fund’s Board of Directors, and, if required by SEC rules, the fund’s shareholders.
[8]	The management fee will decline over time in accordance with a predetermined contractual fee schedule, which is set forth under “The Management Fee” in section 2 of the fund’s prospectus, with any annual decrease occurring after the end of the fund’s fiscal year. The fee schedule can only be changed with approval by the fund’s Board of Directors, and, if required by SEC rules, the fund’s shareholders.
[9]	The management fee will decline over time in accordance with a predetermined contractual fee schedule, which is set forth under “The Management Fee” in section 2 of the fund’s prospectus, with any annual decrease occurring after the end of the fund’s fiscal year. The fee schedule can only be changed with approval by the fund’s Board of Directors, and, if required by SEC rules, the fund’s shareholders.
[10]	The management fee will decline over time in accordance with a predetermined contractual fee schedule, which is set forth under “The Management Fee” in section 2 of the fund’s prospectus, with any annual decrease occurring after the end of the fund’s fiscal year. The fee schedule can only be changed with approval by the fund’s Board of Directors, and, if required by SEC rules, the fund’s shareholders.
[11]	The management fee will decline over time in accordance with a predetermined contractual fee schedule, which is set forth under “The Management Fee” in section 2 of the fund’s prospectus, with any annual decrease occurring after the end of the fund’s fiscal year. The fee schedule can only be changed with approval by the fund’s Board of Directors, and, if required by SEC rules, the fund’s shareholders.